Long-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt
Long-term Debt

As of December 31, 2014, the Company had no long-term debt.

On September 28, 2001, the Company issued $8.0 million of 10% fixed rate Trust Capital Securities through Trust II, a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in Trust II of which the Company owned 100% of the common equity. During the fourth quarter of 2012, the Company repurchased and retired the $8.0 million of Trust Capital Securities and incurred a $140,000 early repayment charge.

On September 29, 2006, the Company issued $15.0 million of 7.75% fixed rate Trust Capital Securities through Commerce Harrisburg Capital Trust III (Trust III), a Delaware business trust subsidiary. The Trust Capital Securities evidenced a preferred ownership interest in Trust III of which the Company owned 100% of the common equity. In September 2014, the Company repurchased and retired the $15.0 million of Trust Capital Securities at 100% of the principal. The redemption activities also included repayment of $800,000 of long-term debt which represented the Company’s ownership interest in the subsidiary Trust.

The Company had a $25.0 million FHLB fixed borrowing at December 31, 2012 with an interest rate of 1.01% which matured March 18, 2013.